INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)	The table below shows the components of income tax year ended December 31, 2023, 2022 and 2021:

(in thousands of $)	2023	2022	2021
Current income tax expense	(79)	(99)	(71)
Adjustments in respect of current income tax of previous years	1	1	(28)
Income tax expense reported in the income statement	(78)	(98)	(99)

Schedule of effective income tax rate reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Income before tax	120,117	188,140	162,304
Income tax at 0% (2022: 0% (2021: 0%))	—	—	—
Effect of higher foreign tax rates	(78)	(98)	(99)
Income tax expense at effective rate of 0.1% (2022: 0.1% (2021: 0.1%))	(78)	(98)	(99)